Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform - Derivative notional contract amount (Details) - IBOR reform [member] £ in Millions	Dec. 31, 2020 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	£ 12,850,082
GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,734,692
USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	6,654,816
EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,096,590
JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,940,722
CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	179,305
Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	243,957
OTC derivatives | Interest rate derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	4,705,142
OTC derivatives | Interest rate derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	592,827
OTC derivatives | Interest rate derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,832,802
OTC derivatives | Interest rate derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	457,844
OTC derivatives | Interest rate derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	754,206
OTC derivatives | Interest rate derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	25,681
OTC derivatives | Interest rate derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	41,782
OTC derivatives | Foreign exchange derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	870,905
OTC derivatives | Foreign exchange derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	155,285
OTC derivatives | Foreign exchange derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	589,334
OTC derivatives | Foreign exchange derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	0
OTC derivatives | Foreign exchange derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	93,108
OTC derivatives | Foreign exchange derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	31,257
OTC derivatives | Foreign exchange derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,921
OTC derivatives | Equity and stock index derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	14,896
OTC derivatives | Equity and stock index derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,845
OTC derivatives | Equity and stock index derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	7,946
OTC derivatives | Equity and stock index derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	544
OTC derivatives | Equity and stock index derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,929
OTC derivatives | Equity and stock index derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	491
OTC derivatives | Equity and stock index derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,141
Cleared by central counterparty | Interest rate derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	6,622,758
Cleared by central counterparty | Interest rate derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,684,553
Cleared by central counterparty | Interest rate derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,891,029
Cleared by central counterparty | Interest rate derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	638,202
Cleared by central counterparty | Interest rate derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	1,091,479
Cleared by central counterparty | Interest rate derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	119,382
Cleared by central counterparty | Interest rate derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	198,113
Exchange traded derivatives | Interest rate derivatives [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	636,381
Exchange traded derivatives | Interest rate derivatives [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	300,182
Exchange traded derivatives | Interest rate derivatives [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	333,705
Exchange traded derivatives | Interest rate derivatives [member] | EUR
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	0
Exchange traded derivatives | Interest rate derivatives [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	0
Exchange traded derivatives | Interest rate derivatives [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	2,494
Exchange traded derivatives | Interest rate derivatives [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	£ 0